Income Taxes - Schedule of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Income Tax Expenses [Abstract]
Current tax expense	¥ 20,539		¥ 5,421	¥ 44,634
Deferred tax expense (benefit)	(16,519)		86,533	14,572
Income tax expense	¥ 4,020	$ 575	¥ 91,954	¥ 59,206